Operating Leases Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Schedule of Operating Leases [Line Items]
2014	$ 2,412
2015	1,890
2016	1,059
Thereafter	705
Operating Leases, Future Minimum Payments Due, Total	$ 6,066